Davis Research Fund

(portfolio of Davis New York Venture Fund, Inc.)

April 30, 2021

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (91.53%)
COMMUNICATION SERVICES – (6.15%)
Media & Entertainment – (6.15%)
Alphabet Inc., Class C *	665	$1,602,730
Facebook, Inc., Class A *	3,025	983,367
IAC/InterActiveCorp *	4,470	1,133,011
Liberty Media Corp., Liberty Formula One, Series A *	9,590	397,218
Liberty Media Corp., Liberty Formula One, Series C *	11,210	526,197
	Total Communication Services	4,642,523
CONSUMER DISCRETIONARY – (19.87%)
Consumer Services – (3.66%)
New Oriental Education & Technology Group, Inc., ADR (China)*	136,300	2,079,938
TAL Education Group, Class A, ADR (China)*	12,000	683,400
		2,763,338
Retailing – (16.21%)
Alibaba Group Holding Ltd., ADR (China)*	4,985	1,151,286
Amazon.com, Inc. *	1,381	4,788,507
Delivery Hero SE (Germany)*	10,645	1,689,969
JD.com, Inc., Class A, ADR (China)*	10,033	776,153
Meituan, Class B (China)*	31,700	1,216,131
Naspers Ltd. - N (South Africa)	3,705	845,721
Prosus N.V., Class N (Netherlands)	3,705	401,914
Ulta Beauty, Inc. *	3,080	1,014,398
Vroom, Inc. *	7,710	356,742
		12,240,821
	Total Consumer Discretionary	15,004,159
FINANCIALS – (22.51%)
Banks – (8.21%)
Danske Bank A/S (Denmark)	51,660	985,945
DBS Group Holdings Ltd. (Singapore)	55,481	1,246,994
DNB ASA (Norway)	32,140	691,334
U.S. Bancorp	21,315	1,265,045
Wells Fargo & Co.	44,525	2,005,851
		6,195,169
Diversified Financials – (10.34%)
Capital Markets – (3.23%)
Bank of New York Mellon Corp.	24,750	1,234,530
Julius Baer Group Ltd. (Switzerland)	19,170	1,207,400
		2,441,930
Consumer Finance – (2.88%)
American Express Co.	2,840	435,514
Capital One Financial Corp.	11,645	1,736,037
		2,171,551
Diversified Financial Services – (4.23%)
Berkshire Hathaway Inc., Class A *	4	1,650,000
Berkshire Hathaway Inc., Class B *	5,615	1,543,844
		3,193,844
		7,807,325
Insurance – (3.96%)
Life & Health Insurance – (1.46%)
AIA Group Ltd. (Hong Kong)	86,750	1,104,512

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (1.68%)
Loews Corp.	11,345	$632,484
Markel Corp. *	540	635,267
		1,267,751
Reinsurance – (0.82%)
Alleghany Corp. *	910	617,863
		2,990,126
	Total Financials	16,992,620
HEALTH CARE – (3.25%)
Health Care Equipment & Services – (2.67%)
Cigna Corp.	2,188	544,834
CVS Health Corp.	1,761	134,541
Humana Inc.	500	222,620
Quest Diagnostics Inc.	4,840	638,299
UnitedHealth Group Inc.	1,200	478,560
		2,018,854
Pharmaceuticals, Biotechnology & Life Sciences – (0.58%)
Viatris Inc.	32,590	433,447
	Total Health Care	2,452,301
INDUSTRIALS – (5.82%)
Capital Goods – (5.82%)
Carrier Global Corp.	10,020	436,672
Eaton Corp. PLC	7,953	1,136,722
Ferguson PLC (United Kingdom)	4,520	570,051
Johnson Controls International plc	4,928	307,211
Raytheon Technologies Corp.	5,407	450,079
Schneider Electric SE (France)	9,365	1,497,681
	Total Industrials	4,398,416
INFORMATION TECHNOLOGY – (33.07%)
Semiconductors & Semiconductor Equipment – (16.83%)
Applied Materials, Inc.	33,660	4,467,018
Intel Corp.	61,781	3,554,261
Lam Research Corp.	2,455	1,523,205
Texas Instruments Inc.	17,500	3,158,925
		12,703,409
Software & Services – (16.24%)
DXC Technology Co. *	19,429	639,408
Microsoft Corp.	12,350	3,114,423
Oracle Corp.	34,120	2,585,955
SAP SE, ADR (Germany)	24,250	3,393,545
VMware, Inc., Class A *	15,730	2,529,856
		12,263,187
	Total Information Technology	24,966,596

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (0.86%)
	Holcim Ltd. (Switzerland)	10,516	$648,958
		Total Materials	648,958
	TOTAL COMMON STOCK – (Identified cost $33,442,114)		69,105,573
SHORT-TERM INVESTMENTS – (8.43%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $5,061,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 05/15/21-03/20/71, total market value $5,162,220)	$5,061,000	5,061,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.01%, 05/03/21, dated 04/30/21, repurchase value of $1,305,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.00%, 05/01/36-04/01/51, total market value $1,331,100)	1,305,000	1,305,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,366,000)		6,366,000
	Total Investments – (99.96%) – (Identified cost $39,808,114)		75,471,573
	Other Assets Less Liabilities – (0.04%)		27,176
		Net Assets – (100.00%)	$75,498,749

ADR: American Depositary Receipt

*	Non-income producing security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2021 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2021 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$4,642,523	$–	$–	$4,642,523
Consumer Discretionary	15,004,159	–	–	15,004,159
Financials	16,992,620	–	–	16,992,620
Health Care	2,452,301	–	–	2,452,301
Industrials	4,398,416	–	–	4,398,416
Information Technology	24,966,596	–	–	24,966,596
Materials	648,958	–	–	648,958
Short-Term Investments	–	6,366,000	–	6,366,000
Total Investments	$69,105,573	$6,366,000	$–	$75,471,573

Federal Income Taxes

At April 30, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$40,127,288
Unrealized appreciation	36,150,423
Unrealized depreciation	(806,138)
Net unrealized appreciation	$35,344,285

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.